Average Annual Total Returns - Invesco Global Water ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	NASDAQ OMX Global Water IndexSM (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year		NASDAQ OMX Global Water IndexSM (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years		NASDAQ OMX Global Water IndexSM (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years	Blended—NASDAQ OMX Global Water IndexSM (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year		Blended—NASDAQ OMX Global Water IndexSM (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years		Blended—NASDAQ OMX Global Water IndexSM (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years		MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	14.25%	12.23%	7.31%	13.97%	11.87%	7.02%	8.58%	9.69%	5.89%	14.64%	[1]	12.40%	[1]	[1]	14.64%	[2]	12.40%	[2]	7.33%	[2]	7.82%	7.45%	5.51%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of December 23, 2013.
[2]	The Blended NASDAQ OMX Global Water IndexSM reflects the performance of the Fund’s prior underlying index, the Palisades Global Water Index, until March 1, 2012, the NASDAQ QMX Global Water Index on a total return basis until December 23, 2013 and the Underlying Index on a net basis thereafter.